Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5036 | f 212.656.5893
pmadho@nyse.com

07082258

NOV 2007

November 9, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

001-33825

CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, El Paso Pipeline Partners, L.P., Common units representing limited partner interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 8, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
NOV 19 2007
THOMSON
FINANCIAL

END